January 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Tax-Exempt Series, Inc.
          RiverSource Intermediate Tax-Exempt Fund
          RiverSource Tax-Exempt Bond Fund

          Post-Effective Amendment No. 60
          File Nos. 2-57328/811-2686
          Accession Number: 0000950123-10-005211

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 60 (Amendment). This Amendment was filed electronically on January 26, 2010.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.